Taxation - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Deductible temporary differences	$ 86,887	$ 83,933	$ 59,683
Tax losses	70,322	5,900	5,746
Total unrecognized deferred tax assets	157,209	89,833	65,429
Total tax effect, unrecognized deferred tax assets	$ 40,560	$ 23,177	$ 16,357
Applicable tax rate	25.80%	25.80%	25.00%